Acquisitions and Divestitures (Details Textual) (USD $)	1 Months Ended	12 Months Ended																			1 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 01, 2009	Mar. 31, 2009	Dec. 31, 2011 Mercy health partners [Member]	May 01, 2011 Mercy health partners [Member]	Dec. 31, 2011 Forum Health [Member]	Sep. 30, 2010 Forum Health [Member]	Dec. 31, 2011 Bluefield Regional Medical Center [Member]	Sep. 30, 2010 Bluefield Regional Medical Center [Member]	Dec. 31, 2011 Marion Regional Healthcare System [Member]	Jul. 07, 2010 Marion Regional Healthcare System [Member]	Dec. 31, 2011 Physician practices, clinics and other ancillary businesses [Member]	Dec. 31, 2010 Physician practices, clinics and other ancillary businesses [Member]	Dec. 31, 2011 Tomball Regional Hospital [Member]	Sep. 30, 2011 Tomball Regional Hospital [Member]	Dec. 31, 2011 Wyoming Valley Health Care System [Member]	Apr. 30, 2009 Wyoming Valley Health Care System [Member]	Jan. 31, 2010 Siloam Springs Memorial Hospital [Member]	Feb. 28, 2009 Siloam Springs Memorial Hospital [Member]	Jan. 31, 2009 Siloam Springs Memorial Hospital [Member]	Mar. 31, 2009 Medical Center of South Arkansas [Member]	Mar. 31, 2009 Presbyterian Hospital of Denton [Member]	Feb. 28, 2011 Oregon Healthcare Resources LLC [Member]	Jan. 31, 2011 Oregon Healthcare Resources LLC [Member]	Sep. 30, 2011 Southcrest and Claremore Hospital [Member]	Aug. 31, 2011 Southcrest and Claremore Hospital [Member]	Oct. 31, 2011 New Directions Health Systems LLC [Member]	Oct. 22, 2011 New Directions Health Systems LLC [Member]
Acquisitions and Divestitures (Textual) [Abstract]
Financing to Rockwood Clinic				$ 54,200,000
Acquired Remaining percentage of noncontrolling interest in Massillon Community Health System, LLC					20.00%
Payments to Acquire Additional Interest in Subsidiaries	1,100,000
Total Consideration of Assets for Business combination								150,800,000		93,400,000		35,400,000		18,600,000				192,000,000		133,700,000
Purchase price allocation to property and equipment		280,639,000	169,209,000												13,100,000	35,600,000
Cash consideration paid including working capital															57,900,000	67,400,000
Cash paid for working capital								(2,100,000)		27,800,000		(1,800,000)		5,800,000				17,500,000		30,000,000			100,000
Cash paid for working capital															2,900,000
Assumed liabilities in business combination								12,300,000		40,300,000		8,900,000		3,900,000				15,800,000		25,400,000			1,000,000	14,100,000
Total Consideration								161,000,000		161,500,000		42,500,000		28,300,000				225,300,000		174,900,000				26,000,000
Purchase price allocation to Goodwill		73,923,000	10,537,000				43,100,000		8,100,000		2,400,000		0		40,300,000	35,400,000	30,800,000		0
Acquired bank account in business combination																				14,200,000
Acquisition of Interest in MCSA						50.00%
Business Acquisition Percentage of Voting Interests previously Acquired																								50.00%
Percentage of Interest in MCSA																								100.00%
Cash deposited by company in escrow account																						1,600,000
Additional cash deposited by the company in escrow account																					1,600,000
Purchase price to other intangible assets															1,600,000
Carrying amount of net assets including allocation of reporting unit goodwill																											19,700,000		193,000,000		14,200,000
Cash consideration		173,387,000		89,514,000																					103,000,000	14,600,000		154,200,000		900,000
Acquisitions and Divestitures (Additional Textual) [Abstract]
Acquisition costs related to prospective and closed acquisitions expensed		16,000,000	8,900,000	6,700,000
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) from hospital acquisitions		169,700,000	139,000,000
Long-lived assets of hospitals held for sale		$ 0	$ 182,688,000